CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS CASH FLOWS (Details) - Scenario, Unspecified [Domain] - USD ($)				12 Months Ended
	Dec. 11, 2014	Sep. 30, 2014	May. 14, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net income (loss)				$ 17,842,000	$ (14,402,000)	$ (6,415,000)
Depreciation and amortization				4,473,000	3,071,000	1,624,000
Amortization of loan fees				365,000	0	0
Unit-based compensation expense				1,086,000
Equity Method Investment, Controlling Interest in Income (Loss) of Subsidiary				0
Increase (Decrease) in Accounts Receivable, Related Parties				(11,630,000)
Increase (Decrease) in Other Current Assets				(296,000)
Accounts payable - affiliates				3,223,000
Accounts payable and accrued liabilities				(2,176,000)
Increase (Decrease) in Due to Related Parties				0
Increase (Decrease) in Other Operating Assets and Liabilities, Net				0
Net cash provided by (used in) operations				12,887,000
Payments to Acquire Property, Plant, and Equipment				(47,805,000)	(47,192,000)	$ (24,712,000)
Payments to Acquire Marketable Securities			$ 298,664,000	(1,918,637,000)
Maturities of marketable securities				1,683,708,000
Investment in subsidiary				0
Net cash (used in) provided by investing activities				(282,734,000)
Proceeds from issuance of common units, net of underwriters' discount and commissions			363,688,000	340,957,000
Payments of Stock Issuance Costs				(5,000,000)
Payments of Distributions to Affiliates			$ 30,000,000	(328,664,000)
Limited Partner Distributions, Other				(270,000,000)
Parent contributions				54,077,000
Proceeds from term loan				300,000,000
Repayments of Secured Debt	$ (30,000,000)	$ (30,000,000)		(65,100,000)
Proceeds from revolving credit facility				275,100,000
Payments of Limited Partner Distributions				(14,916,000)
Payments of Financing Costs				(2,517,000)
Net cash provided by (used in) financing activities				283,937,000
Net change in cash and cash equivalents				14,090,000
Cash and cash equivalents				14,165,000	75,000
Subsidiary Issuer [Member]
Net income (loss)				17,842,000
Depreciation and amortization				27,000
Amortization of loan fees				365,000
Unit-based compensation expense				1,086,000
Equity Method Investment, Controlling Interest in Income (Loss) of Subsidiary				(25,212,000)
Increase (Decrease) in Accounts Receivable, Related Parties				0
Increase (Decrease) in Other Current Assets				(224,000)
Accounts payable - affiliates				481,000
Accounts payable and accrued liabilities				721,000
Increase (Decrease) in Due to Related Parties				24,148,000
Increase (Decrease) in Other Operating Assets and Liabilities, Net				0
Net cash provided by (used in) operations				19,234,000
Payments to Acquire Property, Plant, and Equipment				0
Payments to Acquire Marketable Securities				(1,918,637,000)
Maturities of marketable securities				1,683,708,000
Investment in subsidiary				0
Net cash (used in) provided by investing activities				(234,929,000)
Proceeds from issuance of common units, net of underwriters' discount and commissions				340,957,000
Payments of Stock Issuance Costs				(5,000,000)
Payments of Distributions to Affiliates				(328,664,000)
Limited Partner Distributions, Other				(270,000,000)
Parent contributions				0
Proceeds from term loan				300,000,000
Repayments of Secured Debt				(65,100,000)
Proceeds from revolving credit facility				275,100,000
Payments of Limited Partner Distributions				(14,916,000)
Payments of Financing Costs				(2,517,000)
Net cash provided by (used in) financing activities				229,860,000
Net change in cash and cash equivalents				14,165,000
Cash and cash equivalents				14,165,000	0
Guarantor Subsidiaries [Member]
Net income (loss)				25,212,000
Depreciation and amortization				4,446,000
Amortization of loan fees				0
Unit-based compensation expense				0
Equity Method Investment, Controlling Interest in Income (Loss) of Subsidiary				0
Increase (Decrease) in Accounts Receivable, Related Parties				(11,630,000)
Increase (Decrease) in Other Current Assets				(72,000)
Accounts payable - affiliates				2,742,000
Accounts payable and accrued liabilities				(2,897,000)
Increase (Decrease) in Due to Related Parties				(24,148,000)
Increase (Decrease) in Other Operating Assets and Liabilities, Net				0
Net cash provided by (used in) operations				(6,347,000)
Payments to Acquire Property, Plant, and Equipment				(47,805,000)
Payments to Acquire Marketable Securities				0
Maturities of marketable securities				0
Investment in subsidiary				0
Net cash (used in) provided by investing activities				(47,805,000)
Proceeds from issuance of common units, net of underwriters' discount and commissions				0
Payments of Stock Issuance Costs				0
Payments of Distributions to Affiliates				0
Limited Partner Distributions, Other				0
Parent contributions				54,077,000
Proceeds from term loan				0
Repayments of Secured Debt				0
Proceeds from revolving credit facility				0
Payments of Limited Partner Distributions				0
Payments of Financing Costs				0
Net cash provided by (used in) financing activities				54,077,000
Net change in cash and cash equivalents				(75,000)
Cash and cash equivalents				0	75,000
Non-Guarantor Subsidiaries [Member]
Net income (loss)				0
Depreciation and amortization				0
Amortization of loan fees				0
Unit-based compensation expense				0
Equity Method Investment, Controlling Interest in Income (Loss) of Subsidiary				0
Increase (Decrease) in Accounts Receivable, Related Parties				0
Increase (Decrease) in Other Current Assets				0
Accounts payable - affiliates				0
Accounts payable and accrued liabilities				0
Increase (Decrease) in Due to Related Parties				0
Increase (Decrease) in Other Operating Assets and Liabilities, Net				0
Net cash provided by (used in) operations				0
Payments to Acquire Property, Plant, and Equipment				0
Payments to Acquire Marketable Securities				0
Maturities of marketable securities				0
Investment in subsidiary				0
Net cash (used in) provided by investing activities				0
Proceeds from issuance of common units, net of underwriters' discount and commissions				0
Payments of Stock Issuance Costs				0
Payments of Distributions to Affiliates				0
Limited Partner Distributions, Other				0
Parent contributions				0
Proceeds from term loan				0
Repayments of Secured Debt				0
Proceeds from revolving credit facility				0
Payments of Limited Partner Distributions				0
Payments of Financing Costs				0
Net cash provided by (used in) financing activities				0
Net change in cash and cash equivalents				0
Cash and cash equivalents				0	0
Consolidation, Eliminations [Member]
Net income (loss)				(25,212,000)
Depreciation and amortization				0
Amortization of loan fees				0
Unit-based compensation expense				0
Equity Method Investment, Controlling Interest in Income (Loss) of Subsidiary				25,212,000
Increase (Decrease) in Accounts Receivable, Related Parties				0
Increase (Decrease) in Other Current Assets				0
Accounts payable - affiliates				0
Accounts payable and accrued liabilities				0
Increase (Decrease) in Due to Related Parties				0
Increase (Decrease) in Other Operating Assets and Liabilities, Net				0
Net cash provided by (used in) operations				0
Payments to Acquire Property, Plant, and Equipment				0
Payments to Acquire Marketable Securities				0
Maturities of marketable securities				0
Investment in subsidiary				0
Net cash (used in) provided by investing activities				0
Proceeds from issuance of common units, net of underwriters' discount and commissions				0
Payments of Stock Issuance Costs				0
Payments of Distributions to Affiliates				0
Limited Partner Distributions, Other				0
Parent contributions				0
Proceeds from term loan				0
Repayments of Secured Debt				0
Proceeds from revolving credit facility				0
Payments of Limited Partner Distributions				0
Payments of Financing Costs				0
Net cash provided by (used in) financing activities				0
Net change in cash and cash equivalents				0
Cash and cash equivalents				$ 0	$ 0